Equity Method Investments (Details) - CVR Refining bbl / d in Thousands	12 Months Ended
Dec. 31, 2018 bbl / d mi
Enable South Central Pipeline, LLC
Related Party Transaction [Line Items]
Pipeline capacity, barrels per day	80
Midway Pipeline LLC
Related Party Transaction [Line Items]
Pipeline capacity, barrels per day	120
Pipeline length (in miles) | mi	100
Enable South Central Pipeline, LLC | Enable South Central Pipeline, LLC
Related Party Transaction [Line Items]
Joint venture interest	40.00%
Midway Pipeline LLC | Midway Pipeline LLC
Related Party Transaction [Line Items]
Joint venture interest	50.00%